PROPERTY, PLANT AND EQUIPMENT (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 1,666	€ 1,517
Property, plant and equipment acquired through business combination	165
Additions	352	303
Disposals	(5)	(6)
Depreciation expense	(246)	(184)
Transfer during the year	0	3
Effects of changes in foreign exchange rates	22	33
Ending balance	2,056	1,666
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,617
Ending balance	3,228	2,617
Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(951)
Ending balance	(1,172)	(951)
Land and Property Rights
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	18	14
Property, plant and equipment acquired through business combination	0
Additions	1	1
Disposals	0	0
Depreciation expense	0	(4)
Transfer during the year	0	6
Effects of changes in foreign exchange rates	0	1
Ending balance	19	18
Land and Property Rights | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	33
Ending balance	35	33
Land and Property Rights | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(15)
Ending balance	(16)	(15)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	217	206
Property, plant and equipment acquired through business combination	40
Additions	22	5
Disposals	0	0
Depreciation expense	(27)	(13)
Transfer during the year	28	16
Effects of changes in foreign exchange rates	4	3
Ending balance	366	217
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	349
Ending balance	527	349
Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(132)
Ending balance	(161)	(132)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,227	1,089
Property, plant and equipment acquired through business combination	120
Additions	81	98
Disposals	(5)	(6)
Depreciation expense	(208)	(161)
Transfer during the year	203	181
Effects of changes in foreign exchange rates	16	26
Ending balance	1,451	1,227
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,000
Ending balance	2,407	2,000
Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(773)
Ending balance	(956)	(773)
Construction Work in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	194	198
Property, plant and equipment acquired through business combination	4
Additions	245	195
Disposals	0	0
Depreciation expense	0	0
Transfer during the year	(242)	(202)
Effects of changes in foreign exchange rates	2	3
Ending balance	203	194
Construction Work in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	200
Ending balance	213	200
Construction Work in Progress | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(6)
Ending balance	(10)	(6)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	10	10
Property, plant and equipment acquired through business combination	1
Additions	3	4
Disposals	0	0
Depreciation expense	(11)	(6)
Transfer during the year	11	2
Effects of changes in foreign exchange rates	0	0
Ending balance	17	10
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	35
Ending balance	46	35
Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(25)
Ending balance	(29)	(25)
Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,666
Ending balance		1,666
Previously stated | Land and Property Rights
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	18
Ending balance		18
Previously stated | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	217
Ending balance		217
Previously stated | Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,227
Ending balance		1,227
Previously stated | Construction Work in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	194
Ending balance		194
Previously stated | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	10
Ending balance		10
Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	102
Ending balance		102
Increase (decrease) due to changes in accounting policy required by IFRSs | Land and Property Rights | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0
Ending balance		0
Increase (decrease) due to changes in accounting policy required by IFRSs | Buildings | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	82
Ending balance		82
Increase (decrease) due to changes in accounting policy required by IFRSs | Machinery and Equipment | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17
Ending balance		17
Increase (decrease) due to changes in accounting policy required by IFRSs | Construction Work in Progress | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0
Ending balance		0
Increase (decrease) due to changes in accounting policy required by IFRSs | Other | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3
Ending balance		3
Restated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,768
Ending balance		1,768
Restated | Land and Property Rights
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	18
Ending balance		18
Restated | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	299
Ending balance		299
Restated | Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,244
Ending balance		1,244
Restated | Construction Work in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	194
Ending balance		194
Restated | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 13
Ending balance		€ 13